Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories
4.	Inventories

Inventories consist of the following:

	December 31
	2021	2020
Coffee:
Unroasted	$2,578	$2,054
Finished Goods	6,681	6,091
Ready-to-Drink	3,727	2,672
Apparel and other merchandise	7,886	5,224
Inventories	$20,872	$16,041